Schedule of Royalties, Streaming and Other Mineral Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	$ 717,780	$ 671,722
Additions	72,960	51,037
Disposal	(785)	(112)
Depletion	(2,658)	(3,204)	$ (943)
Land agreement proceeds	(561)	(1,663)
Transfers	0	0
Ending balance	786,736	717,780	671,722
Streams on Production Stage Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	50,570	0
Additions	0	50,884
Disposal	0	0
Depletion	(1,625)	(314)
Land agreement proceeds	0	0
Transfers	0	0
Ending balance	48,945	50,570	0
Royalties on Production Stage Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	321,572	308,330
Additions	70,651	0
Disposal	0	0
Depletion	(1,033)	(2,890)
Land agreement proceeds	0	0
Transfers	21,250	(16,132)
Ending balance	412,440	321,572	308,330
Royalties on Development Stage Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	127,540	143,672
Additions	0	0
Disposal	0	0
Depletion	0	0
Land agreement proceeds	0	0
Transfers	(21,250)	(16,132)
Ending balance	106,290	127,540	143,672
Royalties on Exploration and Resource Stage Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	202,851	202,851
Additions	2,251	0
Disposal	(785)	0
Depletion	0	0
Land agreement proceeds	0	0
Transfers	4,134	0
Ending balance	208,451	202,851	202,851
Other Mineral Interests [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	15,247	16,869
Additions	58	153
Disposal	0	(112)
Depletion	0	0
Land agreement proceeds	(561)	(1,663)
Transfers	(4,134)	0
Ending balance	$ 10,610	$ 15,247	$ 16,869